Prepayments and Other Current and Non-current Assets (Details) In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)		Jun. 30, 2013 CNY		Jun. 30, 2012 CNY		Jun. 30, 2011 CNY
Non-current assets:
Non-current prepayments	$ 226	[1]	1,387	[1]	40,165	[1]	40,158	[1]
Current assets:
Prepayments	5,482	[2]	33,642	[2]	31,345	[2]	32,920	[2]
Advances to suppliers	4,029	[3]	24,726	[3]	11,593	[3]	3,808	[3]
Finance receivable	8,931	[4]	54,811	[4]	146,447	[4]	0	[4]
Other receivable	11,611		71,267	[5]	95,666	[5]	95,917	[5]
Less: Allowance for doubtful accounts	(261)		(1,602)		(4,140)		(60)
Prepaid Expense And Other Assets Current	$ 29,792		182,844		280,911		132,585

[1]	In 2008, the Company prepaid RMB 40 million for an extended lease term of land from December 31, 2028 to December 31, 2038 in respect of a parcel of land with land use right expiring on December 31, 2028. For the year ended June 30, 2013, the Company recognized a provision for impairment loss of non-current prepayments of RMB 40 million ($6.5 million). A detailed explanation of the impairment loss is set out in Note 11.
[2]	The amount mainly consists of RMB15.4 million ($2.5 million) of prepayment of debt financing costs which are being amortized over the term of the debt period, RMB6.2 million ($1 million) of prepaid levies and licenses and RMB3.8 million ($0.6 million) of property management fee.
[3]	This amount represents interest-free payments to suppliers associated with contracts the Group enters into for the future scheduled delivery of corn seeds. The risk of loss arising from non-performance by or bankruptcy of the suppliers is assessed prior to placing the advance. To date, the Group has not experienced any losses on advances to suppliers.
[4]	This amount represents individual impaired loans in PGG Wrightson. As part of the term for the sale of the Company’s finance subsidiary, PGG Wrightson Finance (PWF) to Heartland Building Society, certain excluded loans were acquired by the Company’s subsidiary, PGW Rural Capital Limited.
[5]	This amount mainly represents merchandise rebates from suppliers and sundry debtors.